Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Dividend Performers ETF
Shareholder Report [Line Items]
Fund Name	Dividend Performers ETF
Class Name	Dividend Performers ETF
Trading Symbol	IPDP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dividend Performers ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://innovativeportfolios.com/ipdp-dividend-performers-etf/. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://innovativeportfolios.com/ipdp-dividend-performers-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Dividend Performers ETF	$56	1.12%
[1]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE FIRST 6 MONTHS OF THE FISCAL YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended March 31, 2025, the Fund underperformed its benchmark, the NASDAQ U.S. Broad Achievers Index as well as the trailing one-year period and trailing three-year period. The Fund outperformed over the trailing five-year period. The underperformance reflects the market weakness that began in December 2024 and continues into 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
The slowing economy and President Trumps policies, especially related to trade has caused uncertainty to spike and confidence to fall materially. These factors contributed to a market sell-off of both the stocks and the option positions. Since the put-credit spreads on the S&P 500 Index adds beta exposure, the Fund underperforms during periods of market correction. However, over the long-term, the options should improve performance.
POSITIONING
The portfolio rebalances semi-annually, based on the quality of quantitative scores and the continuation of dividend increases. Industrials and Health Care have consistently been the largest sectors. Over the last six months, the Fund increased its exposure to Financials while exiting Consumer Discretionary and reducing Information Technology. The options overlay exposure has remained relatively consistent throughout the year.

Top Contributors:
Allocation: Underweight Information Technology and Consumer Discretionary
Selection: Health Care and Information Technology
Top Detractors:
Allocation: Overweight Industrials and Underweight Consumer Staples
Selection: Financials and Industrials

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	PERFORMANCE

	1 Year	5 Year	Since Inception (12/24/2018)
Dividend Performers ETF NAV	6.82	28.18	16.49
S&P 500 TR	8.25	18.59	16.79
Nasdaq US Broad Dividend Achiever TR	9.81	15.91	14.12

Updated Performance Information Location [Text Block]	Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.
Net Assets	$ 20,954,595
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$20,954,595
Number of Holdings	57
Portfolio Turnover	17%
30-Day SEC Yield	1.31%

Holdings [Text Block]

Sector Breakdown (%)
Consumer, Non-cyclical	28.4%
Industrial	25.8%
Financial	25.4%
Technology	10.5%
Consumer, Cyclical	5.5%
Communications	4.2%
Basic Materials	2.2%
Cash & Other	-2.0%

Updated Prospectus Web Address	https://innovativeportfolios.com/ipdp-dividend-performers-etf/
Preferred-Plus ETF
Shareholder Report [Line Items]
Fund Name	Preferred-Plus ETF
Class Name	Preferred-Plus ETF
Trading Symbol	IPPP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Preferred-Plus ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://innovativeportfolios.com/ippp-preferred-plus-etf/. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://innovativeportfolios.com/ippp-preferred-plus-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Preferred-Plus ETF	$49	1.00%
[2]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE FIRST 6 MONTHS OF THE FISCAL YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ending March 31, 2025, the Fund’s total return was -4.13% on a NAV basis versus its benchmark, the ICE BofA Core Plus Fixed Rate Preferred Securities Index, return of -6.03%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight allocation in the regional banking sector and security selection contributed to overall performance. The Fund took positions in regional banks that, in our opinion, had been oversold following the 2023 regional bank crisis. Although the S&P 500 index declined slightly over the past six months, the option overlay strategy still positively impacted the Fund’s performance. The Fund’s lower-than-benchmark duration also contributed to its outperformance. Despite the Federal Reserve adopting an easing policy by cutting the Fed Fund’s rate in late August 2024, long-term rates have risen due to inflation expectations.
POSITIONING
We have been extending the duration of the Fund; however, we believe the market has been overly aggressive in predicting lower interest rates. With the US running large budget deficits, discussions of tariffs, and the economy showing few signs of slowing down, we believe the 10-year Treasury will struggle to trade much lower.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
PERFORMANCE

	1 Year	5 Year	Since Inception (12/24/2018)
Preferred-Plus ETF NAV	3.49	7.30	5.13
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.57
ICE BofA Core Plus Fixed Rate Preferred Securities Index	0.57	2.80	3.25

Updated Performance Information Location [Text Block]	Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.
Net Assets	$ 11,837,677
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$11,837,677
Number of Holdings	108
Portfolio Turnover	6%
30-Day SEC Yield	6.48%
Effective Duration	4.62 years
Average Credit Quality	BBB

Holdings [Text Block]
Updated Prospectus Web Address	https://innovativeportfolios.com/ippp-preferred-plus-etf/

[1]
*	Annualized

[2]
*	Annualized